Goodwill and Intangibles - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	€ (9.4)	€ (8.8)	€ (7.7)
Discount rate	8.80%	9.60%
Long-term growth rate	2.00%	1.00%
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	€ 9.4	€ 8.8	€ 7.7
Intangible assets with indefinite useful life	2,420.3	€ 2,420.2
Amount by which unit's recoverable amount exceeds its carrying amount	€ 529.0
Compound average revenue growth rate for forecast period	1.80%	4.90%
Average gross margin for forecast period	27.40%	29.50%
Change in compound revenue growth rate required for carrying amount to equal recoverable amount percentage	(1.00%)
Change In Pre Tax Discount Rate Required For Carrying Amount To Equal Recoverable Amount Percentage	0.70%
ChangeInLongTermGrowthRateRequiredForCarryingAmountToEqualRecoverableAmountPercentage	(0.70%)
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	€ 9.4	€ 8.8